Capital and Financial Risk Management - Additional Information (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of credit risk exposure [Line Items]
Dividend coverage	3.34	2.31
Credit risk [member] | Trade receivables neither past due nor impaired [member]
Disclosure of credit risk exposure [Line Items]
Percentage of trade receivables	64.00%	68.00%	64.00%
Credit risk [member] | Trade receivables [member]
Disclosure of credit risk exposure [Line Items]
Bad debt provision as percentage of gross trade receivables	4.10%	4.30%	4.10%
Commodity price risk [member]
Disclosure of credit risk exposure [Line Items]
Fair value of derivatives used to hedge future energy costs		€ (2)	€ 11
Liquidity risk [Member]
Disclosure of credit risk exposure [Line Items]
Euro Medium-Term Notes Programme			8,000
Liquidity risk [Member] | Euro Commercial Paper Programme [member]
Disclosure of credit risk exposure [Line Items]
Commercial paper programme in place which is available for issue			€ 1,500
Liquidity risk [Member] | US Dollar Commercial Paper Programme [member]
Disclosure of credit risk exposure [Line Items]
Commercial paper programme in place which is available for issue | $	$ 1.5